Equity-Based Compensation - Summary of Restricted Stock (Details) - Restricted Stock Units (RSUs) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Restricted Shares
Unvested, beginning balance (in shares) | shares	0
Granted (in shares) | shares	1,734,600
Vested (in shares) | shares	0
Forfeited (in shares) | shares	(16,650)
Unvested, ending balance (in shares) | shares	1,717,950
Weighted-Average Grant Date Fair Value per Share
Unvested, beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	11.67
Vested (in dollars per share) | $ / shares	0
Forfeited (in dollars per share) | $ / shares	12.72
Unvested, ending balance (in dollars per share) | $ / shares	$ 11.66
Weighted-Average Remaining Contractual Term (in Years)	1 year 9 months 18 days
Aggregate Intrinsic Value | $	$ 11,596